CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
CONTINUING OPERATIONS
NET REVENUE		R$ 25,228	R$ 25,487	[1]	R$ 22,266
COST OF ENERGY AND GAS
Energy purchased for resale		(12,111)	(11,286)	[1]	(11,084)
Charges for use of the national grid		(1,748)	(1,426)	[1]	(1,480)
Gas purchased for resale		(1,083)
Cost of purchased energy sold		(14,942)
Personnel		(1,012)
Materials		(62)
Outsourced services		(1,087)
Depreciation and amortization		(865)
Operating provisions, net		(168)
Infrastructure construction cost		(1,581)
Others		(128)
Other costs		(4,903)
TOTAL COST		(19,845)
GROSS PROFIT		5,383
Selling expenses		(147)
General and administrative expenses		(583)
Operating provisions		(108)
Other operating (expenses) income, net		(749)
Operating expense		(1,587)
Share of profit (loss), net, of affiliates and jointly-controlled entities		357	125	[1]	(104)
Dividends declared by investee classified as held for sale
Result of business combination		51
Periodic Tariff Review adjustments		502
Remeasurement of previously held equity interest in subsidiaries acquired					(119)
Impairment loss on investments					(127)
Income before finance income (expenses) and taxes		4,706	3,210	[1]	2,529
Finance income		2,445
Finance expenses		(3,350)	(1,847)	[1]	(2,224)
Income before income tax and social contribution tax		3,801	4,469	[1]	2,011
Current income tax and social contribution tax		(684)
Deferred income tax and social contribution tax		(252)
Net income for the year from continuing operations		2,865	2,969	[1]	1,401	[1]
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations			224	[1]	363	[1]
NET INCOME FOR THE YEAR		2,865	3,194	[1]	1,764	[1]
Equity holders of the parent
Net income from continuing operations		2,864
Net income for the year attributed to equity holders of the parent		2,864
Non-controlling interests
Net income from continuing operations		1
Net income from Non-controlling interests		1	1	[1]	42
NET INCOME FOR THE YEAR		R$ 2,865	3,194	[1]	1,764	[1]
Basic and diluted earnings per preferred share - R$		R$ 1.69
Basic and diluted earnings per common share - R$		1.69
Basic and diluted earnings per preferred share from continuing operations - R$		1.69
Basic and diluted earnings per common share from continuing operations - R$		1.69
Basic and diluted earnings per preferred share from discontinued operations - R$
Basic and diluted earnings per common share from discontinued operations - R$
Preferred Shares [member]
Non-controlling interests
Basic and diluted earnings per preferred share - R$		1.69
Basic and diluted earnings per preferred share from continuing operations - R$		1.69
Common Shares [member]
Non-controlling interests
Basic and diluted earnings per common share - R$		1.69
Basic and diluted earnings per common share from continuing operations - R$		R$ 1.69
Restated [member]
CONTINUING OPERATIONS
NET REVENUE	[2]		25,486	[3]	22,299
COST OF ENERGY AND GAS
Energy purchased for resale	[2]		(11,286)		(11,084)
Charges for use of the national grid	[2]		(1,426)		(1,480)
Gas purchased for resale	[2]		(1,436)		(1,238)
Cost of purchased energy sold	[2]		(14,148)		(13,802)
Personnel	[2]		(1,002)		(1,098)
Materials	[2]		(74)		(81)
Outsourced services	[2]		(1,043)		(913)
Depreciation and amortization	[2]		(815)		(761)
Operating provisions, net	[2]		(1,214)		(40)
Infrastructure construction cost	[2]		(1,200)		(897)
Others	[2]		(102)		(85)
Other costs	[2]		(5,450)		(3,875)
TOTAL COST	[2]		(19,598)		(17,677)
GROSS PROFIT	[2]		5,888		4,622
Selling expenses	[2]		(238)		(264)
General and administrative expenses	[2]		(642)		(672)
Operating provisions	[2]		(950)		(167)
Other operating (expenses) income, net	[2]		(1,046)		(640)
Operating expense	[2]		(2,876)	[4]	(1,743)
Share of profit (loss), net, of affiliates and jointly-controlled entities	[2]		125		(104)
Dividends declared by investee classified as held for sale	[2]		(73)
Remeasurement of previously held equity interest in subsidiaries acquired	[2]				(119)
Impairment loss on investments	[2]				(127)
Income before finance income (expenses) and taxes	[2]		3,210		2,529
Finance income	[2]		3,207		1,706
Finance expenses	[2]		(1,847)		(2,224)
Income before income tax and social contribution tax	[2]		4,570		2,011
Current income tax and social contribution tax	[2]		(1,454)		(583)
Deferred income tax and social contribution tax	[2]		(145)	[5]	(27)
Net income for the year from continuing operations	[2]		2,971		1,401
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations	[2]		224		363
NET INCOME FOR THE YEAR	[2]		3,195		1,764
Equity holders of the parent
Net income from continuing operations	[2]		2,970		1,400
Net income from discontinued operations	[2]		224		322
Net income for the year attributed to equity holders of the parent	[2]		3,194		1,722
Non-controlling interests
Net income from continuing operations	[2]		1		1
Net income from discontinued operations	[2]				41
Net income from Non-controlling interests	[2]		1		42
NET INCOME FOR THE YEAR	[2]		R$ 3,195		R$ 1,764
Basic and diluted earnings per preferred share - R$	[2]		R$ 1.89		R$ 1.02
Basic and diluted earnings per common share - R$	[2]		1.89		1.02
Basic and diluted earnings per preferred share from continuing operations - R$	[2]		1.75		0.83
Basic and diluted earnings per common share from continuing operations - R$	[2]		1.75		0.83
Basic and diluted earnings per preferred share from discontinued operations - R$	[2]		0.14	[5]	0.19
Basic and diluted earnings per common share from discontinued operations - R$	[2]		0.14		0.19
Restated [member] | Preferred Shares [member]
Non-controlling interests
Basic and diluted earnings per preferred share - R$	[2]		1.89		1.02
Basic and diluted earnings per preferred share from continuing operations - R$	[2]		1.89		0.83
Basic and diluted earnings per preferred share from discontinued operations - R$	[2]		0.14		0.19
Restated [member] | Common Shares [member]
Non-controlling interests
Basic and diluted earnings per common share - R$	[2]		1.75		1.02
Basic and diluted earnings per common share from continuing operations - R$	[2]		1.75		0.83
Basic and diluted earnings per common share from discontinued operations - R$	[2]		R$ 0.14		R$ 0.19

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	Recognition of the profit margin associated to the performance obligation to construct and upgrade the transmission infrastructure, as well as the interest revenue resulting from the financing component;
[4]	Reversal of expected losses recorded in others expenses in prior periods.
[5]	The basic and diluted earnings per share for the years ended in December 31, 2019 and 2018 were also adjusted retrospectively in order to reflect the increase in the number of shares in 2021. For more information, see Note 26.